Business and Basis of Presentation	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011
Business and Basis of Presentation

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. (“Puma” or the “Company”) is a development stage biopharmaceutical company based in Los Angeles, California which incorporated on September 15, 2010. The Company’s strategy is to license and develop novel therapeutics for the treatment of cancer that have previously been tested in clinical trials, enabling it to obtain an initial indication of the drug’s safety and biological activity in humans before committing capital to the drug’s development.

Basis of Presentation:

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2010, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company has reported a net loss of $6,931 and negative cash flows from operating activities of $6,931 for the period ended December 31, 2010. The net loss from date of inception, September 15, 2010, to December 31, 2010 amounted to $6,931. Management believes that the Company will continue to incur net losses and negative net cash flows from operating activities through the drug development process. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continued operations will depend on its ability to raise funds through various potential sources such as equity and debt financing. Through December 31, 2010, the Company’s financing has been through capital contribution by the founder and CEO. The Company will continue to fund operations through similar sources of capital previously described. The Company can give no assurances that any additional capital that it is able to obtain will be sufficient to meet its needs.

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. (“Puma”) is a development stage biopharmaceutical company based in Los Angeles, California which incorporated on September 15, 2010. Puma acquires and develops innovative products for the treatment of various forms of cancer. Puma focuses on in-licensing drug candidates that are undergoing or have already completed initial clinical testing for the treatment of cancer and then seek to further develop those drug candidates for commercial use.

Basis of Presentation:

Puma is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through September 30, 2011, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

The accompanying unaudited condensed interim financial statements have been prepared by Puma pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, all adjustments (which include only normal recurring adjustments except as noted in management’s discussion and analysis of financial condition and results of operations) necessary to present fairly the financial position, results of operations and changes in cash flows have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the 2010 financial statements and notes thereto included in the Current Report on Form 8-K filed with the SEC on October 11, 2011 and elsewhere in this filing. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the operating results for the full year.